Investments (Details 33) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	$ 40,440	$ 37,818
% of Total	100.00%	100.00%
Estimated Fair Value	42,105	38,777
% of Total	100.00%	100.00%
Less than 65% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	25,995	17,271
% of Total	64.30%	45.70%
Estimated Fair Value	27,581	18,183
% of Total	65.50%	46.90%
65% to 75% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	8,997	10,300
% of Total	22.30%	27.20%
Estimated Fair Value	9,387	10,685
% of Total	22.30%	27.60%
76% to 80% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	1,474	3,472
% of Total	3.60%	9.20%
Estimated Fair Value	1,473	3,535
% of Total	3.50%	9.10%
Greater than 80% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	3,974	6,775
% of Total	9.80%	17.90%
Estimated Fair Value	3,664	6,374
% of Total	8.70%	16.40%
Greater than 1.20x [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	37,122	32,873
Greater than 1.20x [Member] | Less than 65% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	24,983	16,663
Greater than 1.20x [Member] | 65% to 75% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	8,275	9,022
Greater than 1.20x [Member] | 76% to 80% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	1,150	3,033
Greater than 1.20x [Member] | Greater than 80% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	2,714	4,155
1.00x - 1.20x [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	1,762	3,007
1.00x - 1.20x [Member] | Less than 65% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	448	125
1.00x - 1.20x [Member] | 65% to 75% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	336	765
1.00x - 1.20x [Member] | 76% to 80% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	98	304
1.00x - 1.20x [Member] | Greater than 80% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	880	1,813
Less than 1.00x [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	1,556	1,938
Less than 1.00x [Member] | Less than 65% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	564	483
Less than 1.00x [Member] | 65% to 75% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	386	513
Less than 1.00x [Member] | 76% to 80% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	226	135
Less than 1.00x [Member] | Greater than 80% [Member]
Commercial Mortgage Loans - by Credit Quality Indicators with Estimated Fair Value:
Commercial mortgage loans	$ 380	$ 807